EQUITY - Foreign currency translation reserves (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Reserve of exchange differences on translation	$ (495,483,366)	$ (441,580,088)	$ (517,496,486)
Movement in foreign currency translation reserve	(53,903,278)	75,916,398	(178,420,146)
Brazil
EQUITY
Reserve of exchange differences on translation	(140,762,397)	(167,447,389)	(203,657,392)
Movement in foreign currency translation reserve	26,684,992	36,210,003	(104,863,274)
Argentina
EQUITY
Reserve of exchange differences on translation	(360,988,849)	(294,696,228)	(291,332,402)
Movement in foreign currency translation reserve	(66,292,621)	(3,363,826)	(44,916,480)
Paraguay
EQUITY
Reserve of exchange differences on translation	6,267,880	20,563,529	(22,506,692)
Movement in foreign currency translation reserve	$ (14,295,649)	$ 43,070,221	$ (28,640,392)